Share-Based Compensation to Employees (Details Textual) - USD ($) $ in Thousands			1 Months Ended		12 Months Ended
	Mar. 13, 2020	Feb. 14, 2020	Sep. 15, 2020	May 29, 2020	Dec. 31, 2020
Share-Based Compensation to Employees (Textual)
Fair value of shares vested					$ 5,379
Unrecognized compensation expense					$ 4
Weighted average period					8 months 12 days
Independent directors [Member]
Share-Based Compensation to Employees (Textual)
Award agreements, description	Pursuant to the Award Agreement, during the term of service as a director of the Company, each independent director of the Company shall be entitled to a fee of $2 per month ($24 per year) and 2,000 ordinary shares of the Company per year of service.
Executive officers [Member]
Share-Based Compensation to Employees (Textual)
Award agreements, description				The Company granted executive officers and key employees 1,585,000 shares pursuant to the Award Agreement under the Company's 2019 Plan. 50% shares vest immediately on the date of grant, and 50% shares vest on the date that is 90 days from the date of grant, subject to each person's continued employment. All of the shares vest as of December 31, 2020 except for 24,000 shares cancelled due to two employees' resignation from the Company.
Mr. Ke Chen [Member]
Share-Based Compensation to Employees (Textual)
Award agreements, description			Under the Chen Agreement, Mr. Chen will receive annual compensation in the amount of $2 per month ($24 per year), plus reimbursement of expenses, and 2,000 ordinary shares of the Company per year of service. On September 14, 2020, the Company granted Mr. Chen 2,000 Shares pursuant to the terms of the restricted stock award agreement under the Company's 2019 Equity Incentive Plan. 100% of the Shares shall fully vest on September 14, 2021.
2019 Equity Incentive Plan [Member]
Share-Based Compensation to Employees (Textual)
Granted shares pursuant to the award agreement	2,000	3,732,590
2019 Equity Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation to Employees (Textual)
Fair market value per ordinary share, percentage		110.00%
2019 Equity Incentive Plan [Member] | Minimum [Member]
Share-Based Compensation to Employees (Textual)
Fair market value per ordinary share, percentage		100.00%